October 25, 2006	Robert S. Warren 781.895.5922 rwarren@foleyhoag.com

Via EDGAR

Division of Corporation Finance Securities and Exchange Commission Washington, DC 20549 Attn: Larry Spirgel, Assistant Director Paul Fischer, Staff Attorney
Re: Global Matrechs, Inc. Registration Statement on Form SB-2

On behalf of Global Matrechs, Inc., we are hereby filing this Pre-Effective Amendment No. 1 to the Registration Statement on Form SB-2 (SEC file # 333- 137833) for the purpose of including Exhibit 5.1 in the Registration Statement.

We would like to take this opportunity to thank you again for your continued assistance with this matter. Please feel free to contact David Broadwin, Matt Eckert or me with any questions.

Regards,

/s/ Robert S. Warren
Robert S. Warren

RSW
Enclosure